INTERESTS IN JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Interests In Joint Arrangements [Abstract]
Disclosure of interests in joint arrangements [text block]
NOTE 16. INTERESTS IN JOINT ARRANGEMENTS

Investments and contributions made

The main operations carried out as of December 31, 2023 and 2022 are reported below:

On September 13, 2023, Arauco, through its United Kingdom investment company Arauco Ventures Ltd., acquired 51.1278% of the company TreeCo, Inc. in the United States. This company is engaged in research aimed at development and studies focusing on the development and commercial application of genome editing, biotechnology and forest genetics technologies and/or knowledge, including in vitro and ex vitro plant propagation, tissue culture and clone delivery, plant establishment, wood property analysis and development or sale of clones, seedlings and trees for application to forestry. The price agreed for the shares representing the aforementioned shareholding percent is ThU.S.$48,900, payable based on the committed agreements. At the closing of these financial statements the amount paid was ThU.S.$ 11,000.

Arauco initially recorded this acquisition based on the information available to date, making a preliminary determination of the allocation of fair values. The amounts were considered provisional amounts and may be adjusted during the measurement period of this acquisition to reflect new information obtained about facts and circumstances existing at the date of the acquisition which, if known, would have affected the measurement of the amounts recognized at that date.

As of September 6, 2023, Eufores S.A. and Forestal Cono Sur S.A. (entities that classify as Arauco’s joint operation in Uruguay) entered into a share purchase agreement (Share Purchase Agreement, “SPA”) under which they agreed to purchase all the shares and social rights that the sellers (Global Timber Spain SLU and Global Timber International LLC) own in four companies that have assets in Uruguay, of a total of approximately 32,000 gross hectares located in different sectors in Uruguay, of which approximately 20,000 are planted with eucalyptus. To date, the relevant milestones foreseen in the “SPA” are being met. In this sense, Arauco is processing the required government authorizations for this type of operations (Competition Defense and Executive Branch offices).

On March

12, 2024, Eufores S.A. and Forestal Cono Sur S.A.(affiliates of Montes del Plata) acquired all the shares and social rights of four companies that Global Timber Spain SLU and Global Timber International LLC had in Uruguay.
The companies acquired are: Taurion S.A., Taurion Asociación Agraria de Responsabilidad Limitada, Monte Fresnos S.A. y Monte Fresnos Asociación Agraria de Responsabilidad Limitada.
These Companies jointly own approximately
32,000
hectares in Uruguay, of which approximately
19,000
are planted with eucalyptus.

As of January 9, 2023, Maderas Arauco S.A. made a capital contribution to E2E SpA., through the capitalization of loans maintained with this entity for ThCLP$ 4,446,808 (equivalent to ThU.S.$ 5,254).

On October 13, 2021, Arauco, through its subsidiary Forestal Arauco S.A. created Agrícola Fresno SpA with the purpose of developing agricultural projects. It was incorporated with a capital of ThU.S.$ 1,000, Forestal Arauco S.A. contributed the equivalent of 50% of the shares of the new subsidiary. In November of 2021, it was agreed to increase the capital to ThU.S.$ 7,452 and during the period of 2022 ThU.S.$ 31,998, Forestal Arauco S.A. contributed all of the committed capital (50%) through the contribution of assets.

As of December 31, 2023 and 2022, Arauco has not made contributions to Uruguayan companies Celulosa y Energía Punta Pereira S.A. and Zona Franca Punta Pereira S.A.

The set of investments in Uruguay qualify as a joint operation, and Arauco holds a 50% interest in these investments. In relation to “other rights and contractual conditions”, the joint operation has the primary objective of providing the parties an output. As established in the “Pulp Supply Agreement”, both Arauco and its partner have the obligation to acquire 100% of the yearly pulp produced by the joint operation. Arauco has recognized the assets, liabilities, income and expenses associated with its interest ownership, pursuant to IFRS 11.

Arauco holds a 50% interest in Sonae Arauco, which subsidiary produces and commercializes wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of two panel plants and one sawmill in Spain; two panel plants and one resin plant in Portugal; three panel plants in Germany and two panel plants in South Africa.

Furthermore, Arauco holds a 50% ownership in Eka Chile S.A. (“Eka”), a company that sells sodium chlorate to pulp plants in Chile. There is a contractual agreement with this company whereby Arauco has engaged in an economic activity subject to common control, which is classified as a joint venture.

The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2023		12-31-2022
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	408,066	44,798	478,480	114,012
Non-current	1,948,800	133,661	1,982,237	141,588
Equity	-	2,178,407	-	2,205,117
Total joint arrangement	2,356,866	2,356,866	2,460,717	2,460,717
Investment	1,089,204		1,102,559

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	941,429	1,108,952
Expenses	(664,772)	(636,797)
Joint arrangement net income (loss)	276,657	472,155

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	51,173	5,911	30,769	5,894
Non-current	150,619	3,931	158,787	4,119
Equity	-	191,950	-	179,543
Total joint arrangement	201,792	201,792	189,556	189,556
Investment	95,975		89,772

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	8,775	2,870
Expenses	3,632	(434)
Joint arrangement net income (loss)	12,407	2,436

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	150,509	223,974	125,027	193,423
Non-current	965,695	116,226	892,452	119,050
Equity	-	776,004	-	705,006
Total joint arrangement	1,116,204	1,116,204	1,017,479	1,017,479
Investment	388,002		352,503

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	288,378	252,524
Expenses	(216,764)	(237,338)
Joint arrangement net income (loss)	71,614	15,186

	12-31-2023		12-31-2022
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	6,842	90,235	13,824	101,385
Non-current	425,634	-	432,769	-
Equity	-	342,241	-	345,208
Total joint arrangement	432,476	432,476	446,593	446,593
Investment	171,121		172,604

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	21,172	20,703
Expenses	(24,139)	(10,120)
Joint arrangement net income (loss)	(2,967)	10,583

The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	16,898	4,397	17,673	4,821
Non-current	39,854	5,142	39,496	5,347
Equity	-	47,213	-	47,001
Total joint arrangement	56,752	56,752	57,169	57,169
Investment	23,607		23,501

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	50,825	45,335
Expenses	(47,613)	(41,580)
Joint arrangement net income (loss)	3,212	3,755
Other comprehensive income	-	-
Comprehensive income	3,212	3,755
Dividends	1,500	500

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	274,085	202,434	320,837	229,330
Non-current	705,465	346,471	668,138	352,759
Equity	-	430,645	-	406,886
Total joint arrangement	979,550	979,550	988,975	988,975
Net assets	194,762		180,896
Net asset adjustment (goodwill)	20,561		22,547
Investment	215,323		203,443

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	1,018,422	1,241,698
Expenses	(1,005,984)	(1,159,060)
Joint arrangement net income (loss)	12,438	82,638
Other comprehensive income	-	-
Comprehensive income	12,438	82,638
Dividends	-	33,176

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	245	77	966	1,360
Non-current	4,240	225	18,914	5,450
Equity	-	4,183	-	13,070
Total joint arrangement	4,485	4,485	19,880	19,880
Investment	2,091		6,534

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	37	379
Joint arrangement net income (loss)	37	379
Other comprehensive income	-	-
Comprehensive income	37	379
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	301	95	100	224
Non-current	3,103	-	2,885	-
Equity	-	3,309	-	2,761
Total joint arrangement	3,404	3,404	2,985	2,985
Investment	1,655		1,381

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(63)	(43)
Joint arrangement net income (loss)	(63)	(43)
Other comprehensive income	-	-
Comprehensive income	(63)	(43)
Dividends	-	-

	02-28-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
E2E SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	7,693	20,282	7,361	20,327
Non-current	21,411	2,520	20,914	11,301
Equity	-	6,302	-	(3,353)
Total joint arrangement	29,104	29,104	28,275	28,275
Investment	3,151		-

	02-28-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	224	2,183
Expenses	(1,244)	(35,759)
Joint arrangement net income (loss)	(1,020)	(33,576)
Other comprehensive income	-	-
Comprehensive income	(1,020)	(33,576)
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Agrícola San Gerardo SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	765	2,225	844	62
Non-current	4,981	-	5,661	2,871
Equity	-	3,521	-	3,572
Total joint arrangement	5,746	5,746	6,505	6,505
Investment	1,761		1,786

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	31	109
Joint arrangement net income (loss)	31	109
Other comprehensive income	-	-
Comprehensive income	31	109
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Agrícola Fresno SpA	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	2,939	7,558	28,952	1,657
Non-current	96,303	1,159	58,755	7,232
Equity	-	90,525	-	78,818
Total joint arrangement	99,242	99,242	87,707	87,707
Investment	45,263		39,409

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(1,198)	(33)
Joint arrangement net income (loss)	(1,198)	(33)
Other comprehensive income	-	-
Comprehensive income	(1,198)	(33)
Dividends	-	-

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
TreeCo Inc.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	3,500	-	-	-
Non-current	92,143	-	-	-
Equity	-	95,643	-	-
Total joint arrangement	95,643	95,643	-	-
Investment	48,900	-	-

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	-	-
Joint arrangement net income (loss)	-	-
Other comprehensive income	-	-
Comprehensive income	-	-
Dividends	-	-